Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 122,413,000.00
Previously Paid Amount	0.00
Total Fee Amount	16,905.24
Total Offset Amount	0.00
Net Fee	16,905.24
Narrative - Max Aggregate Offering Price	$ 122,413,000.00
Final Prospectus	true